Share Based Compensation - Additional Information (Detail) kr / shares in Units, kr in Millions, $ in Millions		12 Months Ended
	Jan. 01, 2019 Employee	Dec. 31, 2023 SEK (kr) Employee Participants Country kr / shares shares	Dec. 31, 2022 USD ($) Employee Country Participants	Dec. 31, 2022 SEK (kr) Employee Country Participants	Dec. 31, 2021 Employee	Dec. 31, 2020 Employee	Dec. 31, 2019 Employee kr / shares shares	Dec. 31, 2016 kr / shares shares
Disclosure of Information About Board Management and Employees [line items]
Percentage of high award level							22.50%
share price at vesting | kr / shares		kr 60.31
Payout amount at vesting | kr		kr 604.4
Strike price | kr / shares							kr 87.97
Reporting year [member]
Disclosure of Information About Board Management and Employees [line items]
Compensation expense charged | kr		1,371.0		kr 450.0
Provisions for cash settled plans | kr		1,584.0		985.0
Social Charges included in the provision for cash-settled plans | kr		kr 153.0		kr (120.0)
No compensation expenses recognized during the period							four-year period
Purchased call options [member]
Disclosure of Information About Board Management and Employees [line items]
Purchase of options shares | shares							128,452	1,000,000
Purchase of options shares | shares								2,000,000
Purchase price | kr / shares							kr 15.57	kr 0.49
No compensation expenses recognized during the period								seven-year period
Option extended exercise period		1 year
Option exercise period		1 year
Key contributor retention plan [member]
Disclosure of Information About Board Management and Employees [line items]
Compensation expense charged | kr		kr 1,250.0
Executive performance plan [member]
Disclosure of Information About Board Management and Employees [line items]
Compensation expense charged | kr		kr 39.0
Executive Performance Plan 2020 (EPP 2020) [member]
Disclosure of Information About Board Management and Employees [line items]
Number of senior managers who selected for plan						155
Executive Performance Plan 2020 (EPP 2020) [member] | All Countries Except USA [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of regular award level						15.00%
Percentage of high award level						25.00%
Executive Performance Plan 2021 [Member]
Disclosure of Information About Board Management and Employees [line items]
Number of senior managers who selected for plan					159
Executive Performance Plan 2021 [Member] | All Countries Except USA [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of regular award level					15.00%
Percentage of high award level					25.00%
Ericsson Share Purchase Plan [Member]
Disclosure of Information About Board Management and Employees [line items]
Number of countries launched the plan | Country		77	77	77
Stock issued during period value shares issued | shares		50,000
Cash payment percentage out of contribution amount		15.00%
Number of eligible employees		77,700
Executive Performance Plan 2019 (EPP 2019) [member]
Disclosure of Information About Board Management and Employees [line items]
Number of senior managers who selected for plan							161
Percentage of regular award level							15.00%
Executive Performance Plan 2022 [member]
Disclosure of Information About Board Management and Employees [line items]
Number of senior managers who selected for plan			165	165
Senior Managers [member] | Executive performance plan [member]
Disclosure of Information About Board Management and Employees [line items]
Number of awards		three-year
Board of directors [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of performance share awards granted		0.00%	162.76%	162.76%	200.00%	200.00%	200.00%
Percentage of vesting level of LTV program					100.00%	100.00%	126.35%
Retention Of Key Employees [member] | Key Contributor Plan 2021 [Member]
Disclosure of Information About Board Management and Employees [line items]
Number of awards					There are three award levels at 10%, 25% and 30% of the participants’ annual gross salary.
Employee retention period					3 years
Number of employees who selected for plan					7,246
Retention Of Key Employees [member] | Key Contributor Plan 2019 [member]
Disclosure of Information About Board Management and Employees [line items]
Number of awards							There are three award levels at 10%, 25% and 30% of the participants’ annual gross salary. The total service period is three years, however the payout is distributed over the entire service period with staggered payments as explained under Key Contributor Plans (KC Plans) and was officially closed in 2022.
Employee retention period							3 years
Number of employees who selected for plan	6,941
Retention Of Key Employees [member] | Key Contributor Plan 2019 [member] | 2023 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of award to be paid		25.00%
Retention Of Key Employees [member] | Key Contributor Plan 2019 [member] | 2024 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of award to be paid		25.00%
Retention Of Key Employees [member] | Key Contributor Plan 2019 [member] | 2025 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of award to be paid		50.00%
Retention Of Key Employees [member] | Key Contributor Plan 2020 (KC Plan 2020) [member]
Disclosure of Information About Board Management and Employees [line items]
Number of awards						There are three award levels at 10%, 25% and 30% of the participants’ annual gross salary. The total service period is three years, however the payout is distributed over the entire service period with staggered payments as explained under Key Contributor Plans (KC Plans).
Employee retention period						3 years
Number of employees who selected for plan						7,007
Retention Of Key Employees [member] | Key Contributor Plan 2023 [Member]
Disclosure of Information About Board Management and Employees [line items]
Number of awards		There are at multiple levels between 10%-50% of the participants’ annual gross salary. The total service period is three years, however the payout is distributed over the entire service period with staggered payments as explained under Key Contributor Plans (KC Plans).
Employee retention period		3 years
Number of employees who selected for plan		10,154
Retention Of Key Employees [member] | Key Contributor Plan 2022 [Member]
Disclosure of Information About Board Management and Employees [line items]
Number of awards			There are at multiple levels between 10%-40% of the participants’ annual gross salary. The total service period is three years, however the payout is distributed over the entire service period with staggered payments as explained under Key Contributor Plans (KC Plans).	There are at multiple levels between 10%-40% of the participants’ annual gross salary. The total service period is three years, however the payout is distributed over the entire service period with staggered payments as explained under Key Contributor Plans (KC Plans).
Employee retention period			3 years	3 years
Number of employees who selected for plan			7,704	7,704
Vonage [Member] | Key Contributor Plan 2023 [Member]
Disclosure of Information About Board Management and Employees [line items]
Employee retention period		2 years
Number of employees who selected for plan | Participants		87
Description of award vesting condition		vesting is 50%/50% on each annual anniversary
Performance share awards [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of performance share awards granted		19372.00%
Performance share awards [member] | The President and CEO [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage value of awards on annual base salary		190.00%	190.00%	190.00%	190.00%
Performance share awards [member] | Other participants [member] | Bottom of range [Member]
Disclosure of Information About Board Management and Employees [line items]
Percentage value of awards on annual base salary		30.00%	30.00%	30.00%	30.00%
Performance share awards [member] | Other participants [member] | Top of range [Member]
Disclosure of Information About Board Management and Employees [line items]
Percentage value of awards on annual base salary		70.00%	70.00%	70.00%	70.00%
Absolute TSR [member] | Board of directors [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of vesting level of LTV program					16.17%	6.65%	9.00%
The President and CEO and The ET [member]
Disclosure of Information About Board Management and Employees [line items]
Compensation expense charged | kr		kr 82.0
Long-term variable compensation program [member]
Disclosure of Information About Board Management and Employees [line items]
Vesting period		three years
Long-term variable compensation program [member] | Performance share awards [member]
Disclosure of Information About Board Management and Employees [line items]
Vesting period		3 years
Vesting description		Awards under LTV (Performance Share Awards) are granted to the participants, provided that certain performance conditions are met, to receive a number of shares, free of charge, following expiration of a three-year vesting period (vesting period).
Cash Settled Plans [Member] | Key Contributor Plan 2022 [Member]
Disclosure of Information About Board Management and Employees [line items]
Employee retention period			2 years	2 years
Value of award to be paid | $			$ 4.8
Number of participants with cash-settled retention plan | Participants			95	95
Cash Settled Plans [Member] | 2023 [member] | Key Contributor Plan 2022 [Member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of award to be paid			50.00%	50.00%
Cash Settled Plans [Member] | 2024 [member] | Key Contributor Plan 2022 [Member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of award to be paid			50.00%	50.00%
Rest of the Countries [Member] | Executive Performance Plan 2022 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of regular award level			15.00%	15.00%
Percentage of high award level			25.00%	25.00%
CA [Member] | Executive Performance Plan 2022 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of high award level			45.00%	45.00%
US [member] | Executive Performance Plan 2020 (EPP 2020) [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of regular award level						25.00%
Percentage of high award level						35.00%
US [member] | Executive Performance Plan 2021 [Member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of regular award level					25.00%
Percentage of high award level					35.00%
US [member] | Executive Performance Plan 2022 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of regular award level			35.00%	35.00%